Employee Benefit Plans (Detail Textuals)	12 Months Ended
	Dec. 31, 2016 USD ($) Executive shares	Dec. 31, 2015 USD ($) shares
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Description of defined contribution pension	Employees are eligible for participation in the 401(k) Plan after one year of service and attaining age 21. The 401(k) Plan allows employees to contribute 1% to 100% of their annual salary subject to statutory limitations. Matching contributions made by the Bank are 100% of the first 6% of compensation that an employee contributes to the 401(k) Plan.
Matching contributions made by the Bank	100.00%
Matching contributions made by employees	$ 189,000	$ 174,000
Discretionary contributions made	77,000	$ 72,000
ESOP borrowed to purchase shares	$ 700,000
Number of shares purchased | shares	69,972
Employee stock ownership plan debt structure description	The loan is being repaid in twenty equal annual installments through 2026. The loan bears interest at the prime rate.
Total shares released to participants | shares	3,498	3,498
Expense related to ESOP	$ 44,000	$ 35,000
Number of unearned ESOP shares	34,986
Aggregate market value of unearned ESOP shares.	$ 496,801
Supplemental executive retirement plan (SERP)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of executive under supplemental executive retirement plan (SERP) | Executive	2
Contribution recorded under supplemental executive retirement plan (SERP)	$ 759,000	621,000
Total expense under the SERP	$ 138,000	$ 125,000